Income tax - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Canada [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	$ 40.7	$ 40.8
Mongolia [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	1.2	5.7
Australia [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	$ 0.1	$ 0.1